Summary of material accounting policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about significant accounting policies [abstract]
Basis of preparation
2.1.
Basis of preparation

These interim condensed consolidated financial statements as of September 30, 2024, December 31, 2023, and for the three and nine-month periods ended September 30, 2024 and 2023 have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting. These interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Company’s annual consolidated financial statements as of December 31, 2023, and any public announcements made by the Company during the interim reporting period. The accounting policies adopted in the preparation of these interim condensed consolidated financial statements are consistent with those utilized in the annual consolidated financial statements, except for the adoption of new and amended standards as set out in Note 3 and the following:

Short-term bank deposits

Short-term bank deposits are classified as financial assets measured at amortized cost. This classification is based on the criteria that the Company holds these financial assets within a business model to collect contractual cash flows, and the contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the outstanding principal amount.

Interest revenue from short-term bank deposits is calculated using the effective interest method. This method involves applying the effective interest rate to the gross carrying amount of the financial asset.

2.1.
Basis of preparation

The consolidated financial statements of the Company have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB). IFRS Accounting Standards comprise the following authoritative literature:

•
IFRS Accounting Standards;
•
IAS Standards;
•
Interpretations developed by the IFRS Interpretations Committee (IFRIC Interpretations) or its predecessor body, the Standing Interpretations Committee (SIC Interpretations).

Seasonality
2.2.
Seasonality

Since the Company’s products mostly consist of food staples, sales are not generally affected by seasonality. Variations in the performance from quarter to quarter are generally a consequence of store openings and holidays. Therefore, these interim condensed consolidated financial statements do not include any significant seasonality effects that would impact the comparability of the periods presented.

Basis of measurement		2.2. Basis of measurement The consolidated financial statements have been prepared on a historical cost basis. The consolidated financial statements have been prepared on a going concern basis.
Financial statements authorization
2.3.
Financial statements authorization

These interim condensed consolidated financial statements and their accompanying notes were authorized for issuance on December 10, 2024 (except with respect to the matter disclosed in Note 20, which was authorized on January 14, 2025), by Kamal Anthony Hatoum (Chief Executive Officer) and Eduardo Pizzuto (Chief Financial Officer).

2.3.
Financial statements authorization

These consolidated financial statements and their accompanying notes were authorized for issuance on April 30, 2024, by the Board of Directors, that will present these to the entity’s owners or others who have the power to amend the financial statements after issue, if applicable.

Consolidation
2.4.
Consolidation
a.
Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. The Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Balances and profits on transactions between entities belonging to the Company are eliminated in consolidation. Unrealized losses are also eliminated, unless the transaction provides evidence of an impairment of transferred assets. The Subsidiaries’ accounting policies have been changed where necessary to ensure consistency with the policies adopted by the Company.
Reclassifications		2.5 Reclassifications Certain amounts in the prior year financial statements have been reclassified to conform to the current year presentation.
Foreign currency transactions
3.1.
Foreign currency transactions
a.
Functional and reporting currency

The figures included in the consolidated financial statements of the Company are measured in the currency of the primary economic environment where the entity operates (functional currency). As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021, the currency in which the consolidated financial statements of the Company are presented is the Mexican peso as a policy choice, which in turn is also the functional currency of the ultimate holding company, BBB Foods Inc.

b.
Transactions and balances

Foreign currency transactions are translated to the functional currency using the exchange rates in effect on the transactions dates. Gain and losses on exchange fluctuations resulting from such transactions and for conversion at the exchange rates at the end of the year of monetary assets and liabilities denominated in foreign currency, are recognized as exchange profit or loss within the financing income/cost in the statement of profit or loss.

Cash and cash equivalents
3.2.
Cash and cash equivalents

Cash and cash equivalents include cash balances, bank deposits and short-term highly liquid investments with an original maturity of three months or less, that are readily convertible to a known amount of cash and subject to insignificant risk of changes in value. All credit card, debit card, and electronic transfer transactions processed in less than 72 hours are classified as cash and cash equivalents.

Financial assets
3.3.
Financial assets

The Company classifies and measures its financial assets based on the Company’s business model to manage financial assets, and on the characteristics of the contractual cash flows of such assets. This way financial assets can be classified at amortized cost, at fair value through other comprehensive income, and at fair value through profit or loss. Management determines the classification of its financial assets upon initial recognition. Regular purchases and sales of financial assets are recognized on the trading date, the date on which the Company undertakes to buy or sell the asset.

Financial assets are entirely written off when the right to receive the related cash flows expires or is transferred, and the Company also has substantially transferred all the risks and rewards of its ownership, as well as the control of the financial asset.

Based in its assessment, the Company only has sundry debtors classified as financial assets measured at amortized cost. These financial assets are held within a business model whose objective is to hold said assets in order to collect contractual cash flows, and the contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the amount of outstanding principal.

VAT (value added tax) receivable
3.4.
VAT (value added tax) receivable

VAT to be recovered originates from the fact that the VAT on purchases and expenses is greater than the VAT on sales, so the excess is a tax that the Company can offset against the VAT on sales or request its refund from the fiscal authorities. During 2023 and 2022, the Company received VAT refunds made by the tax authorities for Ps.116,774 and Ps.56,278, respectively.

Inventories
3.5.
Inventories

Inventories are recorded at their cost or at their net realizable value, whichever is lower. The cost includes the cost of the merchandise and the costs incurred in bringing each product to their present location and condition. Logistics costs (which include depreciation of distribution centers and salaries of warehouse staff) and supplier discounts are capitalized in inventory and recognized in the cost of sales when they are sold. The net realizable value is the estimated sale price in the normal course of operations less the estimated costs to make the sale. The cost is determined using the weighted average cost method.

Historically the missing inventory and recyclables have been immaterial because the Company has implemented strict loss prevention programs and control procedures.

The Company receives various types of vendor allowances. The most common allowances vendors offer are the following:

(i)
volume allowances, which are off-invoice or amounts billed back to vendors based on the quantity of products sold to customers or purchased from the vendor, and
(ii)
promotional allowances, which relate to cooperative advertising and market development efforts.

Volume allowances are recognized as a reduction of the cost of the related products as they are sold. Promotional allowances are recognized as a reduction of the cost of the related products when the Company has performed the activities specified in the contract with the vendor. If the contract does not specify any performance criteria, the allowance is recognized over the term of the contract. Vendor allowances are generally deducted from cost of sales, unless there is clear evidence that they should be classified as revenue resulting from the Company providing a distinct good or service to the vendor. As of December 31, 2023 and 2022, the Company did not recognize revenue from allowances from vendors, since such allowances were not considered a distinct good or service.

The Company recognizes vendor allowances only where there is evidence of a binding arrangement with the vendor, the amount can be estimated reliably, and receipt is probable.

Property, furniture, equipment and lease-hold improvements
3.6.
Property, furniture, equipment and lease-hold improvements

Items of property, furniture, equipment and lease-hold improvements are recognized at cost less accumulated depreciation and impairment losses. The cost includes the expenses directly attributable to the acquisition of these assets and all the expenses related to the location of the asset in the place and in the necessary conditions so that it can operate in the manner foreseen by Management.

The costs of expansion, remodeling or improvement that represent an increase in capacity and therefore an extension of the useful life of the assets are also capitalized. Maintenance and repair expenses are charged to the income statement in the period in which they are incurred. The carrying amount of the replaced assets is written off when they are replaced, bringing the full effect to the income statement.

The acquisition cost of properties, furniture, equipment and lease-hold improvements are depreciated and amortized systematically using the straight-line method based on the useful lives of the assets.

The average useful lives of depreciable asset categories as of December 31, 2023 and 2022 are indicated below:

Useful life
Building	20 years
Store shelving equipment	20 years
Lease-hold improvements(1)	5 to 20 years
Computer equipment	3.3 years
Furniture and equipment	10 years
Storage equipment	10 years
Store equipment	10 years
Transportation Cars and trucks	4 to 8 years
Molds	2.8 years

(1)
Lease-hold improvements are depreciated over the shorter of the useful life or the lease term.

The residual values, the useful life and the depreciation method of the assets are reviewed and adjusted (if applicable) in every reporting period.

Profits and losses from the sale of assets result from the difference between the income from the transaction and the carrying amount of the assets. These are included in the income statement within other income - net.

Impairment of non-financial assets
3.7.
Impairment of non-financial assets

Non-financial assets that are subject to depreciation are subject to impairment tests when there are events or changes in circumstances that indicate that the book value may not be recoverable. Impairment losses correspond to the amount in which the carrying amount of the asset exceeds its recoverable amount. The asset's recoverable value is the highest between the fair value of the asset less the costs incurred for its sale and its value in use. For the purposes of the impairment assessment, assets are grouped at the smallest levels at which they generate identifiable cash flows (cash generating units). Non-financial assets that have been impaired are assessed at each reporting date to identify possible reversals of said impairment.

Suppliers and accounts payable
3.8.
Suppliers and accounts payable

These items include obligations with suppliers and other accounts payable for purchases of goods or services acquired in the normal course of the operations of the Company before the end of the year that have not been paid. When they are due to be settled within 12 months after the reporting period, they are presented as current liabilities and amounts due beyond 12 months are presented as non-current liabilities. As of December 31, 2023 and 2022, the Company did not have any suppliers and accounts payable beyond 12 months. The Company has reverse factoring transactions.

Reverse factoring transactions in which a trade payable remain (CUMPLO, AVANT and PCP)

In this type of factoring the Company’s suppliers enter into financial factoring agreements with financial institutions. Such financial institutions pay the suppliers’ invoices in advance at a discounted rate, and the Company pays back the financial institution the outstanding amount of the original invoice, with the same terms and conditions originally agreed with the suppliers. The Company recognizes the liability as part of the trade and other payables since those liabilities have similar nature and function to trade payables (See Note 4.2).

Reverse factoring transactions with Santander

On June 30, 2021, Tiendas Tres B and Banco Santander Mexico, S.A. (“Santander”) entered into a reverse factoring transaction agreement (the “Santander Agreement”). According to the terms and conditions of the Santander Agreement, the supplier will receive the original invoice amount discounted at an agreed rate. Tiendas Tres B will pay Santander the original amount of the invoice within 60 days after the supplier collects the invoice from Santander. Under the terms of the Santander Agreement, Tiendas Tres B must comply with certain covenants including the creation of a trust, which was created on the same date as the Santander Agreement as a source of payment trust in case of default, the requirement to deliver annual audited financial statements 180 days after the end of the year, and the obligation to create a reserve for payment corresponding to one month of the interest payable at the end of the month and the requirement to have positive equity of Ps.50,000.

Tiendas Tres B is required to pass through the trust the cashflows coming from 419 stores for at least an amount of Ps.270,000; however, during 2022 this amount was increased to Ps.300,000. According to the Santander Agreement, Tiendas Tres B’s liability to Santander related to the accounts payable factored by its suppliers is allowed to be for an aggregate amount of up to Ps.350,000. The cash collected is only held in the trust for a day, and, according to the terms of the Santander Agreement, there is no a minimum amount required to be held in the trust, and cashflows only pass through it as described above.

As of December 31, 2023 and 2022, Tiendas Tres B was not in compliance with the covenant under the Santander Agreement to deliver annual audited financial statements 180 days after the end of each year.

Non-compliance with the covenants under the Santander Agreement is a cause of termination of the Santander Agreement; however, on December 6, 2022, Tiendas Tres B obtained a waiver from Santander in respect of the fact that Tiendas Tres B was not in compliance with the covenants of the Santander Agreement, and the Santander Agreement has remained in effect notwithstanding the failure to deliver financial statements as required by the Santander Agreement.

During 2023, Tiendas Tres B informed Santander about the delay in delivering annual audited financial statements. Tiendas Tres B was advised that Santander does not consider the failure to deliver financial statements as non-compliance with the covenants under the Santander Agreement. As a subsequent event, on January 3, 2024, Tiendas Tres B obtained a waiver to deliver annual audited financial statement until March 15, 2024, and, subsequently, on April 2, 2024, Tiendas Tres B obtained a consent letter from Santander, which confirmed that Tiendas Tres B delivered annual audited financial statements for 2022 and 2021 on March 15, 2024. During 2023 and 2022, there were no accounting implications related to the failure to comply with the covenants under the Santander Agreement.

Reverse factoring transactions with HSBC

On June 2, 2023, Tiendas Tres B and HSBC Mexico, S.A. (“HSBC”) entered into a reverse factoring transaction (the “HSBC Supplier Finance Agreement”) and a credit line agreement (the “HSBC Credit Line” and, together with the HSBC Supplier Finance Agreement, the "HSBC Agreement"). The aggregate principal amount financeable under the HSBC Agreement is Ps.450,000. Pursuant to the terms of the HSBC Supplier Finance Agreement, participating suppliers may discount their invoices with HSBC, and they will receive the original invoice amount discounted at an agreed rate and Tiendas Tres B will then pay HSBC the original amount by the earlier of: (x) the date HSBC pays the supplier plus the number of credit days originally agreed to with the supplier, and (y) 90 days after the supplier collects the invoice from HSBC. The supplier elects which invoices are entered in the factoring transaction. Once entered, such invoices are novated and the liability of Tiendas Tres B to cover such invoice is extinguished. Invoices that are not discounted with HSBC are payable to the supplier at the original maturity date. There are no commissions or interests payable to HSBC when invoices are discounted, and only an opening commission of Ps.2,250 was paid for entering into the agreement, and Tiendas Tres B must pay penalties in case of late payment. In addition, under the terms of the HSBC Agreement, Tiendas Tres B must comply with certain covenants, such as the requirement to deliver annual audited financial statements 180 days after the end of the year, a prohibition on Tiendas Tres B issuing debt or equity on the stock market without notifying HSBC, the obligation to create a reserve for payment corresponding to Ps.15,000, an agreement not to merge or modify the share capital or Tiendas Tres B's commercial activities, and a restriction on the payment of dividends.

As of December 31, 2023, Tiendas Tres B was in compliance with these covenants, except for the requirement to deliver annual audited financial statements 180 days after the end of 2022 and 2021. However, on July 3, 2023, Tiendas Tres B obtained a waiver from HSBC to deliver audited financial statement by December 31, 2023, and accordingly, the HSBC Agreement remained in effect. During 2023, there were no accounting implications related to the failure to comply with the covenants under the HSBC Agreement. HSBC Supplier Finance Agreement and HSBC Credit Line both maintained operations as usual.As a subsequent event, on January 2, 2024, Tiendas Tres B obtained another waiver to deliver annual audited financial statements by March 15, 2024; subsequently, on March 13, 2024, Tiendas Tres B obtained a consent letter from HSBC, which confirmed that Tiendas Tres B delivered annual audited financial statements for 2022 and 2021 on March 8, 2024.

Additionally, pursuant to the terms of the HSBC Agreement, Tiendas Tres B has created a trust, which is meant to be a source of payment in the case of a payment default under the HSBC Agreement, into which Ps.540,000 cash flows coming from 299 stores have to pass through each month and are released so long as no payment default occurs.

The Company recognized both the Santander Agreement and the HSBC Agreement as a financial liability presented separately from the trade payables to suppliers since the size, nature and function of those liabilities makes separate presentation relevant. The Company derecognized the trade payables subject to reverse factoring transactions and recognize them in the supplier finance arrangement line item. The balance as of December 31, 2023 and 2022 amounted to Ps.449,850, and Ps.338,336, respectively (See Note 14).

For statement of cash flows purposes, the arrangements with Santander and HSBC are considered to be in-substance financing . Therefore, the Company reflects an imputed operating cash outflow and a financing cash inflow when Santander and HSBC pay the supplier.

Debt
3.9.
Debt

Debt is initially recognized at its fair value, net of the related costs incurred, and subsequently recognized at its amortized cost. Any difference between the funds received (net of transaction costs) and the redeemable value is recognized in the income statement during the term of the loan using the effective interest rate method. When there are changes in the expectation of cash flows associated with the debt, such as prepayments, the Company recalculates the amortized cost of the debt as the present value of the estimated future contractual cash flows discounted at the original effective interest rate and the adjustment is recognized as gain or loss in the income statement.

Fees incurred in connection with the issuance of the debt, if any, are recognized as transaction costs and are included in the financial liability and amortized using the effective interest method over the term of the debt. During 2021, BBB Foods Inc. incurred a liability in the amount of US$286,161 (Ps.5,790) in connection with the issuance of the Convertible Notes described in Note 14; these transactions costs are included in the principal amount of the Convertible Notes and are amortized over the period until maturity.

Debt is de-recognized from the statement of financial position when the obligation specified in the contract is fulfilled, canceled or expires.

The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.

Debt is classified as current liabilities unless the Company has the unconditional right to defer the payment of a liability for at least 12 months after the reporting period, then it is classified as non-current liabilities.

Derecognition of financial liabilities
3.10.
Derecognition of financial liabilities

The Company derecognizes financial liabilities if, and only if, the obligations of the Company are fulfilled, canceled or expired.

In addition, when there is a substantial modification of the terms of an existing financial liability, the Company accounts it as an extinguishment of the original financial liability and the recognition of a new financial liability at its fair value, and any costs or fees incurred are recognized as part of the gain or loss on the extinguishment. By contrast, if the modification of terms is not considered substantial, transactions costs or fees paid to third parties adjust the carrying amount of the liability and are amortized over the remaining term of the modified liability adjusted to reflect the presented value of cash flows under the revised terms using the original effective interest. The difference between the modified liability with the revised terms and the previous carrying amount of the liability measured at amortized cost is recognized immediately in profit or loss as modification gain or loss.

Provisions
3.11.
Provisions

Provisions are recognized when the Company has a legal obligation present or assumed as a result of past events, it is probable that the outflow of cash flows is required to pay the obligation and the amount can be estimated reliably. The amount recognized as a provision is the best estimate, over the reporting period, of the disbursement necessary to cancel the present obligation, the disbursement is constituted by the amount, rationally assessed, that the Company must pay to cancel the obligation at end of the reporting period, or to transfer it to a third party on that date.

Income taxes
3.12.
Income taxes

BBB Foods Inc., as an entity incorporated and existing under the laws of the British Virgin Islands, is not subject to any form of taxation (see Note 17). However, the Mexican Subsidiaries are subject to tax legislation in Mexico.

The income tax expense includes the current and deferred tax. The tax is recognized in the statement of profit or loss.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•
When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss, and
•
In respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax is recognized on the temporary differences that arise from comparing the accounting and tax values of all assets and liabilities. Deferred income tax is determined using the tax rates (and laws) that have been promulgated or substantially enacted at the end of the year and are expected to apply when the deferred income tax assets and liabilities are realized or the deferred income tax is settled. The charge for current income tax is calculated based on the tax laws enacted or substantially enacted as of the date of the statement of financial position. The deferred income tax asset is only recognized to the extent that it is probable that future tax benefits will be obtained against which deductible temporary differences can be used.

The balances of deferred income tax assets and liabilities are offset when there is an enforceable legal right to offset current tax assets against current tax liabilities and when deferred income tax assets and liabilities relate to the same tax authority or the same fiscal entity or different fiscal entities where there is an intention to settle balances on a net basis.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Company did not have uncertain tax positions as of December 31, 2023, 2022 and 2021.

Employees' benefits
3.13.
Employees’ benefits
i.
Short-term obligations

Wage and salary liabilities and annual vacations, which are expected to be fully liquidated within 12 months after the end of the period in which employees provide the related service, are recognized in relation to the service of the employees until the end of the period and are measured by the amounts expected to be paid when the liabilities are settled. Liabilities are presented as current obligations for benefits to employees in the statement of financial position.

ii.
Employee’s statutory profit sharing payable

The Company recognizes a liability and an expense for employee profit sharing based on a calculation that takes into account the taxable profit after certain adjustments. The Company recognizes a liability when it is contractually obligated or when there is a past practice that gives rise to an assumed obligation.

Stockholders' equity		3.14. Stockholders' equity The capital stock is constituted by the share capital, and cumulative losses are expressed at their historical cost.
Revenue recognition
3.15.
Revenue recognition

Sales of merchandise - Revenue from the sale of merchandise is recognized when the Company sells a product to the customer. Payment of the transaction price is made immediately when the customer purchases the merchandise, and it is delivered to the customer in the store. Revenue from the sale of merchandise is recognized at a point in time, which is when the goods are delivered in the store. Returns made by customers are recognized by decreasing revenues. The majority of merchandise sales are settled by customers in cash. The Company's policy is to sell all of its products with the right to return them; however, accumulated experience shows that sales returns are not significant in relation to total revenue from sales of merchandise, therefore the estimation made by the Company related to sales returns is nil.

For the sale of products and services from third-party merchants, such as prepayment of cell phone, fees and commissions paid by customers from payment of basic services, the Company acts as an agent by connecting the sale with the final customers and has no control over the service provided by the third party. The Company recognizes revenue in respect of such sales on a net basis, representing the commission that it expects to receive in exchange for the services provided, and recognizes a liability in the item of accounts payable and accrued expenses in respect of the consideration that it receives from customers and will be remitted to the third-party merchants. As of December 31, 2023, 2022 and 2021, this revenue was not significant related to the total revenue amount and therefore it is included in the sales of merchandise item in the consolidated statements of profit or loss.

The total revenue from sales of merchandise includes two main categories, which are the sale of products and services through which the Company acts as a principal which amounted to Ps.43,924,097, Ps.32,416,778, and Ps.22,979,248 in 2023, 2022, and 2021, respectively, and the sale of the remainder of the products, through which the Company acts as an agent which amounted to Ps.63,706, Ps.55,799 and Ps.53,027 in 2023, 2022, and 2021, respectively.

Sales of recyclables– The Company recognizes revenue from sales of recyclables (cardboard and stretch film primarily), whose costs include the delivery of these products based on established contractual terms and conditions, which do not involve a significant judgment. The Company's performance obligation is satisfied at a point in time when the customer accepts the products. The payments are short-term without variable considerations, or financing components or guarantees.

The Company recognizes revenue when control of the products sold has been transferred to the customer, which is given by the moment of delivery of the promised goods to the customer in accordance with the negotiated contractual terms. Therefore, the Company recognizes a receivable when the performance obligations have been fulfilled, recognizing the corresponding revenue.

Sales and administrative expenses
3.16.
Sales and administrative expenses

The Company recognizes the sales and administrative expenses on an accrual basis. These expenses consist of the following:

Sales expenses - expenses related to the operation of stores, including wages and salaries of store employees, depreciation of properties, furniture, equipment and lease-hold improvements and right-of-use assets and amortization of intangible assets, energy expenses, social security contributions relating to store employees, maintenance and conservation expenses and cash-in- transit services.

Administrative expenses - expenses related to headquarters, regional offices and the back office, including wages and salaries of administrative employees, depreciation, and amortization, energy, social security contributions of administrative employees, payments relating to options granted under our share-based compensation plan, administrative services, advertising expenses, corporate services, maintenance and conservation expenses and professional fees.

Operating Segments
3.17.
Operating Segments

Segment information is presented in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker, who is the CEO of BBB Foods Inc. He is responsible for operative decision-making, allocating resources and assessing the performance of the Company. He supervises the performance of the Company as a single business unit engaged in the sale, acquisition and distribution of all types of products and consumer goods, as well as the establishment and operation of stores and distribution centers focused on the marketing of such products. Therefore, the Company has only one operating segment.

Leases
3.18.
Leases

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

If ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. For the rest of leases, depreciation is calculated using the lease term of the asset.

Lease liabilities include the net present value of the following payments:

•
Fixed payments (including if they are in substance); and
•
Penalty payments for termination of the lease, if the lease terms reflect that the Company will exercise an option.

Lease payments that will be made under renewal options with reasonable certainty of being exercised are also included in the measurement of the liability.

Building lease payments are discounted using an incremental borrowing rate, which is the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right to use the asset in a similar economic environment with similar terms, warranties and conditions. Store equipment and transportation equipment are discounted using the implicit interest rate as there are observable rates for these types of leases.

To determine the incremental borrowing rate, the Company:

•
Where possible, uses recent third-party financing received by the lessee as a starting point, adjusted to reflect changes in financing terms since the third-party financing was received; and
•
Applies specific adjustments to the lease, for example, term, country, currency and guarantees.

The Company is exposed to possible future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect.

Based on an index or rate become effective, the lease liability is reassessed and adjusted to the right-of-use asset.

Lease payments are allocated between principal and finance cost. The finance cost is charged to income during the lease period in order to produce a constant periodic interest rate on the remaining balance of the liability for each period.

Payments associated with short-term leases of equipment and all leases of low-value assets are recognized under the straight-line method as an expense in income. Short-term leases are leases with a lease term of 12 months or less. Low-value assets include minor machinery, printing equipment, and small office furniture items.

Extension and termination options are included in a number of the Company's property and equipment leases. These are used to maximize operational flexibility in terms of managing the assets used in the Company's operations. Most extension options are held by the Company and not by the lessor.

The lease terms as of December 31, 2023, 2022 and 2021 are indicated below:

Building	5 to 20 years
Store equipment (cold rooms)	10 years
Transportation equipment – trucks	8 years

Earnings per share
3.19.
Earnings per share

Basic earnings per ordinary share is calculated by dividing the profit/loss of the controlling interest by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is determined by adjusting the controlling interest and ordinary shares, under the assumption that the Company's commitments to issue or exchange its own shares would be realized.

The Company grants share-based compensation to its employees and has issued debt instruments which are convertible into ordinary shares, which generates a dilutive effect in the earnings per share amount; however, these effects were not recognized for the years ended December 31, 2023, 2022 and 2021, since the Company had a net loss in those reporting periods, and the recognition of anti-dilutive effects is not permitted.

The Company only allocates losses to class A shares when determining losses per share since there is no contractual obligation from the class B, C, D and E to share losses as they have different liquidation rights (See Note 16 and 20).

Share-based payments
3.20.
Share-based payments

Options to Purchase Common Shares

On July 15, 2004, the effective date, the Board of Directors of the Company adopted and approved a share-based compensation plan (the “Plan”), which has the following terms and conditions:

Common Options

•
The options granted under the Plan have a vesting period of 5 years.
•
The options granted under the Plan vest annually by 25% starting from the end of year 2.
•
At the end of the vesting period, the options may only be exercised if a liquidity event, such as an IPO, occurs.
•
The occurrence of an IPO is considered a non-vesting condition, since the grantee of the option already earned the right of the option at the end of the vesting period by providing services to the Company as of such date, and they are only limited to exercise the option upon the occurrence of the liquidity event.

The options provide the holder with the right to purchase Class C shares, par value of US$0.01 each, with no voting rights.

The total number of Class C shares reserved and available for distribution under the Plan shall be equal 15,000,000 Class C shares. Such Class C shares may consist, in whole or in part, of authorized and unissued Class C shares. In the event of any merger, reorganization, consolidation, recapitalization, share dividend, share split or other change in corporate structure affecting the common shares of the Company, an adjustment shall be made in the aggregate number of Class C shares reserved for issuance under the Plan.

According to the Plan adopted and approved by the Board of Directors, no option may be granted under the plan after December 31, 2025 and each option granted has a contractual life of 30 years.

At the shareholders’ meeting on March 15, 2022, the shareholders voted that the Plan would terminate upon the earliest to occur of:

a)
the effective date of a resolution adopted by the supermajority of the Board of Directors terminating the Plan;
b)
the date all shares subject to options granted under the Plan are issued pursuant to the Plan's provisions; or
c)
December 31, 2030.

The Plan is a share-based compensation plan adopted and approved by the Company’s Board of Directors consists of an equity‑settled Plan, since the Plan provides employees the option to acquire the Company’s Class C shares instead of receiving a payment, based on the value of the Company’s shares.

Employees who are terminated with cause or leave the Company before their options vest will forfeit any unvested options. Conversely, if the employee leaves the Company and its options are vested, it can exercise in them in the future, subject to expiration date and the non-vesting condition. The Company estimates the potential forfeitures in order to estimate the expense to be recognized and adjusts this estimate based on the actual forfeitures. The Company recognizes the expense associated with an employee’s service contract using a graded vesting model with a corresponding increase to equity.

As of December 31, 2023, the Company was not publicly traded; therefore, there was no readily available market value for its shares. To determine the fair value of the Company’s stock options, management used an option pricing model and a binomial tree valuation model to determine the fair value of the options at their grant date. The impact of the non-vesting condition is included in the fair value of the options granted.

Once vested options become exercisable upon the occurrence of a liquidity event (including an IPO), and are exercised, they will be converted into Class C common shares.

Exit Options

In December 2020, the Board of Directors approved the granting of additional options to be distributed to the members of the Board and key Management in two tranches, which will expire on December 31, 2030. Both the vesting as well as the exercise of these options will be triggered only on the occurrence of an exit event, such as an IPO or a sale of the Company, and therefore these options are referred as “Exit Options.” The grantees of these options must remain in service at the date of the exit event to receive the award. There are no other vesting conditions for the Exit Options to be exercised. The exit event is considered to be a vesting condition.

The share-based payments of the Exit Options is an equity‑settled plan since the employees are granted the option to acquire the Company’s Class C common shares instead of receiving a payment based on the value of the Company’s shares.

The Exit Options' vesting period for accounting purposes will commence on the grant date and will finalize on an exit event. As of December 31, 2022 and 2021, the IPO was estimated to occur on November 30, 2023, and such date was considered as the exit event in the vesting period determination. However, the IPO did not occur on that date, and in October 2023, the estimated exit event was updated to February 8, 2024. Every time that the expected IPO date changed, the grant date fair value was updated to reflect the grant date fair value as of the new expected IPO date. The Company estimates the fair value of the award at the grant date and recognizes an expense on a straight-line method during the vesting period, as the employee services are received, and the exit event is probable. If a key member of Management or a member of the Board dies or becomes permanently incapacitated before the exit event, the Exit Options of that person will vest automatically on the date of that event for the benefit of their heirs. If a key member of Management or a member of the Board resigns before the exit event, the options are forfeited.

To determine the fair value of the Exit Options at their grant date, Management uses an option pricing model and a binomial tree valuation model. The vested options once exercised will be converted into Class C common shares, each share having a par value of US$ 0.01, with no voting rights authorized and issued in the British Virgin Islands.

Application of new and revised standards that are mandatorily effective for 2023
3.1
Application of new and revised International Financial Reporting Standards that are mandatorily effective for 2024

In 2024, the Company adopted a series of amendments, issued by the IASB that are effective for annual periods that begin on or after January 1, 2024, which is the date as of these amendments were adopted. The conclusions related to their adoption are described below.

•
Amendments to IAS 1 - Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants(1)

The amendments specify the requirements for classifying liabilities as current or non-current with covenants and clarify what is meant by to defer settlement, that a right to defer settlement must exist at the end of the reporting period, that the classification is unaffected by the likelihood that an entity will exercise its deferral right, that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification and the disclosures to be included.

The amendments also clarify that the requirement for the right to exist at the end of the reporting period applies to covenants which the entity is required to comply with on or before the reporting date regardless of whether the lender tests for compliance at that date or at a later date. The amendments must be applied prospectively for annual periods beginning on or after January 1, 2024.

The Company does not expect that this amendment will have an impact on its annual financial statements.

•
Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements(1)

The amendments specify that arrangements that are solely credit enhancements for the entity or instruments used by the entity to settle directly with a supplier the amounts owed are not supplier finance arrangements.

In addition, the amendments require that entities disclose information that enables users of financial statements to assess how supplier finance arrangements affect an entity’s liabilities and cash flows and to understand the effect of supplier finance arrangements on an entity’s exposure to liquidity risk and how the entity might be affected if the arrangements were no longer available to it. The amendment must be applied to annual periods beginning on or after January 1, 2024.

The Company expects that this amendment will require additional disclosures in its annual financial statements.

•
Amendment to IFRS 16 - Leases Liability in a sale and leaseback (1)

The amendment to IFRS 16 Leases specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. A seller-lessee applies the amendment retrospectively in accordance with IAS 8 to sale and leaseback transactions entered into after the date of initial application A seller-lessee applies the amendment to annual reporting periods beginning on or after January 1, 2024.

The amendment has had no impact on the Company’s in the interim condensed consolidated financial statements since it does not have sale and leaseback transactions.

•
IFRIC agenda decision on segment reporting

In July 2024, the International Accounting Standards Board (IASB) published IFRIC agenda decision on segment reporting clarifying certain requirements for segment disclosures.

The Company is assessing this agenda decision and will amend its segment disclosures in the annual financial statements, if any.

3.21.
Application of new and revised standards that are mandatorily effective for 2023

In 2023, the Company adopted a series of amendments, issued by the IASB that are effective for annual periods that begin on or after January 1, 2023, which is the date as of these amendments were adopted. The conclusions related to their adoption are described below.

•
Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies

The amendments require an entity to disclose its material accounting policies, instead of its significant accounting policies. Further amendments explain how an entity can identify a material accounting policy and add examples of when an accounting policy is likely to be material. It clarifies that an accounting policy can be material by its nature, even if the amounts are immaterial, as well as if the users of the financial information need it for their understanding of other information in the financial statements.

Guidance and examples have also been developed to support the amendments and to demonstrate the application of the “Four-step materiality process” outlined in IFRS Practice Statement 2. The amendments were applied prospectively for annual reporting periods beginning on January 1, 2023.

The amendments have had an impact on the Company’s disclosures of accounting policies, but not on the measurement, recognition or presentation of any items in the Company’s annual consolidated financial statements.

•
Amendments to IAS 8 – Definition of accounting estimates

The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in the financial statements that are subject to uncertainty in the measurement.”

Entities develop accounting estimates if accounting policies require items in financial statements to be measured in a way that involves measurement uncertainty. The amendments clarify that a change in accounting estimate that results from new information or new developments is not the correction of an error. It is also specified that changes in an item or measurement technique used for developing an accounting estimate, are changes in accounting estimates if they are not the result of correcting prior periods. The effect of the change in the current year is recognized in profit or loss.

The amendments were applied prospectively for annual reporting periods beginning on January 1, 2023. However, the adoption of these amendments did not have a significant effect, since the accounting estimates used by the Company already represent monetary amounts subject to uncertainty in its measurement and there have been no changes on them as of December 31, 2023.

•
IFRS 17 – Insurance Contracts

IFRS 17 – Insurance Contracts establishes the principles for the recognition, measurement, presentation, and disclosures of insurance contracts. The objective of IFRS 17, which replaces IFRS 4 “Insurance Contracts”, is to ensure an entity provides relevant information that represents those contracts. This information provides a basis for the users of financial statements to assess the effect that insurance contracts have on the entity’s financial position, financial performance, and cash flows, being applicable both to insurance companies and to entities with reinsurance contracts.

IFRS 17 describes a general model, which is modified for insurance contracts with direct participation features, described as the variable rate approach. The general model is simplified if certain criteria are met by measuring the liability for the remaining hedge using the premium allocation approach. The general model uses current assumptions to estimate the amount, time and uncertainty of the future cash flows and explicitly measures the cost of that uncertainty. It takes into consideration the market interest rates and the impact of policyholder options and guarantees.

The amendments to IFRS 17 are effective for annual periods beginning on January 1, 2023. They are applied retrospectively unless they are impractical, in which case it is applied with a modified retrospective approach or the fair value approach.

For purposes of the transition requirements, the initial application date is the beginning of the annual reporting period in which the Entity applies IFRS 17 for the first time, and the transition date is the beginning of the period immediately prior to the initial date of application.

Since the Company does not act as an insurance entity and its operations do not consist of the issuance contracts, the adoption of this amendment did not have a significant effect on the Company’s annual consolidated financial statements.

•
Amendment to IAS 12 – Organization for Economic Co-operation and Development (“OECD”) Pillar Two Rules

In December 2021, the OECD released the Pillar Two model rules (the Global Anti-Base Erosion Proposal, or “GloBE”) to reform international corporate taxation. Large multinational enterprises within the scope of the rules are required to calculate their GloBE effective tax rate for each jurisdiction where they operate. They will be liable to pay a top-up tax for the difference between their GloBE effective tax rate per jurisdiction and the 15% minimum rate. In May 2023, the IASB made narrow-scope amendments to IAS 12 which provide a temporary relief from the requirement to recognize and disclose deferred taxes arising from enacted or substantively enacted tax law that implements the Pillar Two model rules, including tax law that implements qualified domestic minimum top-up taxes described in those rules.

The amendments also require affected entities to disclose the following:

•
the fact that they have applied the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes,
•
their current tax expense (if any) related to the Pillar Two income taxes, and
•
during the period between the legislation being enacted or substantially enacted and the legislation becoming effective, known or reasonably estimable information that would help users of financial statements to understand an entity’s exposure to Pillar Two income taxes arising from that legislation. If this information is not known or reasonably estimable, entities are instead required to disclose a statement to that effect and information about their progress in assessing the exposure.

The amendments must be applied immediately, subject to any local endorsement process, and retrospectively in accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors. The disclosures about the known or reasonably estimable exposure to Pillar Two income taxes are required for annual reporting periods beginning on January 1, 2023.

The rules issued by the OECD have not been enacted in the British Virgin Islands, which is where the Company is incorporated, nor Mexico, which is where the Company has most of its operations; however, Pillar Two legislation was enacted in the United Kingdom, the jurisdiction in which BBB Foods Limited Partnership and Lothian Shelf Limited are incorporated, and came into effect starting January 1, 2024. However, since Tiendas Tres B, the main operating subsidiary of the Company, has an effective tax rate that exceeds 15%, no additional current tax exposure is expected to be recognized. Since the Pillar Two legislation was not effective at the reporting date, the Company has no related current tax exposure. The Company applies the exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023.

The Company is in the process of analyzing the potential implications of the application of the Pillar Two rules, including evaluating whether the requirements in each jurisdiction qualify as income taxes under the scope of IAS 12, without for now there being determined quantitative effects.

New standards and interpretation, not in force in the reporting period
3.2.
New and revised IFRS issued but not yet effective

Amendments to IAS 21	Lack of exchangeability (2)
Amendments to IFRS 9 and IFRS 7	Classification and Measurement of Financial Instruments (3)
Amendments to IFRS 18	Presentation and Disclosure in Financial Statements (4)
Amendments to IFRS 19	Subsidiaries without Public Accounting Accountability: Disclosures (4)

(1)
Effective for annual periods beginning January 1, 2024
(2)
Effective for annual periods beginning January 1, 2025
(3)
Effective for annual periods beginning January 1, 2026
(4)
Effective for annual periods beginning January 1, 2027

3.23.
New standards and interpretation, not in force in the reporting period

• Amendments to IAS 1 – Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants(1)

The amendments specify the requirements for classifying liabilities as current or non-current with covenants and clarify what is meant by to defer settlement, that a right to defer settlement must exist at the end of the reporting period, that the classification is unaffected by the likelihood that an entity will exercise its deferral right, that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification and the disclosures to be included.

The amendments also clarify that the requirement for the right to exist at the end of the reporting period applies to covenants which the entity is required to comply with on or before the reporting date regardless of whether the lender tests for compliance at that date or at a later date.

The amendments must be applied prospectively for annual periods beginning on or after January 1, 2024. Early application is permitted.

The Company does not expect these modifications will have an impact on its accounting policies, since it classifies its liabilities according to contractual maturities.

• Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements(1)

The amendments specify that arrangements that are solely credit enhancements for the entity or instruments used by the entity to settle directly with a supplier the amounts owed are not supplier finance arrangements.

In addition, the amendments require that entities disclose information that enables users of financial statements to assess how supplier finance arrangements affect an entity’s liabilities and cash flows and to understand the effect of supplier finance arrangements on an entity’s exposure to liquidity risk and how the entity might be affected if the arrangements were no longer available to it.

The amendment must be applied to annual periods beginning on or after January 1, 2024. Early application is permitted.

The Company is in the process of evaluating the potential impacts associated with the adoption of the amendments on its financial statements.

• IFRS 18 – Presentation and Disclosure in Financial Statements(3)

IFRS 18 – Presentation and Disclosure in Financial Statements replaces IAS 1 “Presentation of Financial Statements” with the objective of improving comparability and transparency of communication in financial statements. IFRS 18 introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. It also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information based on the identified 'roles' of the primary financial statements (PFS).

IFRS 18 requires an entity to classify all income and expenses within its statement of profit or loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations, being the first three categories new in the statement of profit or loss. These five categories are complemented by the requirement to present subtotals and totals for 'operating profit or loss', 'profit or loss before financing and income taxes' and ‘profit or loss’.

IFRS 18 introduces the concept of a management-defined performance measure (MPM) and defines it as a subtotal of income and expenses that an entity uses in public communications outside financial statements, to communicate management's view of an aspect of the financial performance of the entity as a whole to users. In addition, IFRS 18 requires entities to disclose information about all its MPMs in a single note to the financial statements and lists several disclosures to be made, including how the measure is calculated and how it provides useful information.

Since the purpose of the PFS is to provide a useful structured summary, IFRS 18 requires to aggregate material items on the face of the PFS, and then need to disaggregate them in the notes. Also, IFRS 18 includes guidance on determining meaningful descriptions, or labels, for items that are aggregated in the financial statements, and it requires disclosure of further information regarding items labelled as 'other'.

IFRS 18 is effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. However, IFRS 18 will apply retrospectively, comparative periods in both the interim and annual financial statements will need to be restated and a reconciliation of the statement of profit or loss previously published will be required for the immediately preceding comparative period.

The Company is analyzing the new requirements and evaluating the potential impacts to identify and collect the additional information needed to comply with the requirements of this new standard.

The Company does not expect that the adoption of the following standards will have a material impact on the financial statements in future periods:

Amendments to IFRS 16	Leases Liability in a sale and leaseback (1)
Amendments to IAS 21	Lack of exchangeability (2)
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (4)

(1)
Effective for annual periods beginning January 1, 2024
(2)
Effective for annual periods beginning January 1, 2025
(3)
Effective for annual periods beginning January 1, 2027
(4)
Effective for annual periods beginning on or after a certain date that has yet to be determined.